7 Trade Accounts Receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	R$ 376,756	R$ 331,388
Additions / (Reversals)	127,896	162,477
Reversal or write offs	(136,603)	(117,109)
Reclassification	(2,498)
Allowance for doubtful accounts, ending	365,551	376,756
Customers [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	218,989	186,258
Additions / (Reversals)	123,657	136,514
Reversal or write offs	(129,550)	(103,783)
Reclassification
Allowance for doubtful accounts, ending	213,096	218,989
Customers [member] | Residential [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	41,824	21,722
Additions / (Reversals)	65,937	71,794
Reversal or write offs	(60,365)	(51,692)
Reclassification
Allowance for doubtful accounts, ending	47,396	41,824
Customers [member] | Industrial [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	97,954	87,197
Additions / (Reversals)	22,487	33,772
Reversal or write offs	(31,575)	(23,015)
Reclassification
Allowance for doubtful accounts, ending	88,866	97,954
Customers [member] | Commercial [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	70,925	69,717
Additions / (Reversals)	29,092	27,866
Reversal or write offs	(31,294)	(26,658)
Reclassification
Allowance for doubtful accounts, ending	68,723	70,925
Customers [member] | Rural [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	3,389	3,810
Additions / (Reversals)	4,788	1,499
Reversal or write offs	(4,240)	(1,920)
Reclassification
Allowance for doubtful accounts, ending	3,937	3,389
Customers [member] | Public entities [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	4,890	4,874
Additions / (Reversals)	9	435
Reversal or write offs	(1,815)	(419)
Reclassification
Allowance for doubtful accounts, ending	3,084	4,890
Customers [member] | Public lighting [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	3	120
Additions / (Reversals)	20	(117)
Reversal or write offs	(15)
Reclassification
Allowance for doubtful accounts, ending	8	3
Customers [member] | Public service [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	265	199
Additions / (Reversals)	124	145
Reversal or write offs	(246)	(79)
Reclassification
Allowance for doubtful accounts, ending	143	265
Customers [member] | Unbilled - captives [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	1,180	1,502
Additions / (Reversals)	409	(322)
Reversal or write offs
Reclassification
Allowance for doubtful accounts, ending	1,589	1,180
Customers [member] | Adjustment to present value [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	(1,441)	(2,883)
Additions / (Reversals)	791	1,442
Reversal or write offs
Reclassification
Allowance for doubtful accounts, ending	(650)	(1,441)
Concessionaires, permission holder and trading companies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	140,090	129,139
Additions / (Reversals)	392	11,608
Reversal or write offs	(284)	(657)
Reclassification
Allowance for doubtful accounts, ending	140,198	140,090
Concessionaires, permission holder and trading companies [member] | CCEE [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	119,665	119,665
Additions / (Reversals)
Reversal or write offs
Reclassification
Allowance for doubtful accounts, ending	119,665	119,665
Concessionaires, permission holder and trading companies [member] | Concessionaires, permission holder and trading companies [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	20,425	9,474
Additions / (Reversals)	392	11,608
Reversal or write offs	(284)	(657)
Reclassification
Allowance for doubtful accounts, ending	20,533	20,425
Telecommunications [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	5,149	3,879
Additions / (Reversals)	3,609	13,292
Reversal or write offs	(6,260)	(12,022)
Reclassification	(2,498)
Allowance for doubtful accounts, ending		5,149
Gas Distribution [member]
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful accounts, beginning	12,528	12,112
Additions / (Reversals)	238	1,063
Reversal or write offs	(509)	(647)
Reclassification
Allowance for doubtful accounts, ending	R$ 12,257	R$ 12,528